SCHEDULE OF INCOME TAX EXPENSE (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Federal Tax statutory rate	21.00%	21.00%
Permanent differences	4.60%	18.40%
Valuation allowance	(25.60%)	(39.40%)
Effective rate	0.00%	0.00%